Related Party Transactions - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 15, 2020	Sep. 18, 2020	Apr. 13, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 08, 2021
Related Party Transactions Details [Line Items]
Exercise price of options				$ 0.91	$ 3.88
Fair market value per share				$ 4.13	$ 2.24
CURA Foundation
Related Party Transactions Details [Line Items]
Contribution made				$ 500	$ 375
COTA, Inc
Related Party Transactions Details [Line Items]
Contribution made				149
Cryoport Systems, Inc
Related Party Transactions Details [Line Items]
Contribution made				$ 104	158
Legacy Celularity | CV Star Loan | Class A Common Stock
Related Party Transactions Details [Line Items]
Warrants to purchase Class A common stock				3,320,346
Legacy Celularity | CV Star Loan
Related Party Transactions Details [Line Items]
Loan agreement							$ 5,000
Legacy Celularity | CV Star Loan | Class A Common Stock
Related Party Transactions Details [Line Items]
Number of shares holding				4,320,347
Consulting Agreement with Dr. Andrew Pecora
Related Party Transactions Details [Line Items]
Amount paid				$ 390	460
Consulting Agreement with Dr. Andrew Pecora | Legacy Celularity
Related Party Transactions Details [Line Items]
Payment for month			$ 20
Options Granted			153,718
Options vested			76,859
Options outstanding			76,859
Cash consideration per month	$ 20
Cash bonus	$ 50
Nonqualified stock option to purchase shares of common stock	153,718
Stock Purchase Agreement with a Director
Related Party Transactions Details [Line Items]
Options exercised		100,000
Exercise price of options		$ 0.21
Common stock repurchased		100,000
Fair market value per share		$ 2.56
Employment of an Immediate Family Member | Ms. Harini
Related Party Transactions Details [Line Items]
Part time base salary					38	$ 38
Full time base salary				$ 210
Employment of an Immediate Family Member | Mr. Pecora
Related Party Transactions Details [Line Items]
Base salary and bonus					$ 104